Loans (Details) - Schedule of allowance for loan losses and the recorded investment in loans by portfolio - USD ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Ending loans balance		$ 287,375	$ 282,425
Ending allowance attributed to loans		1,288	1,256
Unallocated allowance		200	200
Total allowance		1,488	1,456
Loans individually evaluated for impairment [Member]
Loans individually evaluated		5,686	5,514
Loans acquired with deteriorated credit quality	[1]	751	949
Ending loans balance		6,437	6,463
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Loans collectively evaluated for impairment [Member]
Ending loans balance		280,938	275,962
Ending allowance attributed to loans		1,288	1,256
Unallocated allowance		200	200
Total allowance		1,488	1,456
One-to four-family residential real estate [Member] | Loans individually evaluated for impairment [Member]
Loans individually evaluated		3,983
Loans acquired with deteriorated credit quality	[1]	751
Ending loans balance		4,734
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Multi-family [Member] | Loans individually evaluated for impairment [Member]
Loans individually evaluated		671	685
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		671	685
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Multi-family [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		11,702	15,928
Ending allowance attributed to loans		184	200
Unallocated allowance
Total allowance		184	200
Construction [Member] | Loans individually evaluated for impairment [Member]
Loans individually evaluated		63
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		63
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Farm [Member] | Loans individually evaluated for impairment [Member]
Loans individually evaluated		309	309
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		309	309
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Farm [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		2,045	2,848
Ending allowance attributed to loans		4	6
Unallocated allowance
Total allowance		4	6
Nonresidential real estate [Member] | Loans individually evaluated for impairment [Member]
Loans individually evaluated		660	683
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		660	683
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Nonresidential real estate [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		32,843	29,736
Ending allowance attributed to loans		405	336
Unallocated allowance
Total allowance		405	336
One-to four-family residential real estate [Member] | Loans individually evaluated for impairment [Member]
Loans individually evaluated			3,837
Loans acquired with deteriorated credit quality	[1]		949
Ending loans balance			4,786
Ending allowance attributed to loans
Unallocated allowance
Total allowance
One-to four-family residential real estate [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		217,755	210,595
Ending allowance attributed to loans		671	685
Unallocated allowance
Total allowance		671	685
Construction [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		3,982	3,757
Ending allowance attributed to loans		6	6
Unallocated allowance
Total allowance		6	6
Land [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		765	852
Ending allowance attributed to loans		1	1
Unallocated allowance
Total allowance		1	1
Commercial and industrial [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		2,214	2,075
Ending allowance attributed to loans		3	5
Unallocated allowance
Total allowance		3	5
Loans on deposits [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		1,245
Ending allowance attributed to loans		2
Unallocated allowance
Total allowance		2
Home equity [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		7,645	8,214
Ending allowance attributed to loans		11	14
Unallocated allowance
Total allowance		11	14
Automobile [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		67	91
Ending allowance attributed to loans
Unallocated allowance
Total allowance
Unsecured [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance		675	451
Ending allowance attributed to loans		1
Unallocated allowance
Total allowance		1
Unallocated [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance
Ending allowance attributed to loans
Unallocated allowance		200	200
Total allowance		$ 200	200
Loans collectively evaluated for impairment [Member] | Loans collectively evaluated for impairment [Member]
Ending loans balance			1,415
Ending allowance attributed to loans			3
Unallocated allowance
Total allowance			$ 3

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.